Condensed Interim Unaudited Statements of Income and Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Profit or loss [abstract]
Research and development expenses	$ (4,005)	$ (3,166)	$ (6,416)
General and administrative expenses	(3,113)	(3,688)	(7,136)
Operating loss	(7,118)	(6,854)	(13,552)
Financing expenses	(2,196)	(58)	(45)
Financing income	200	716	1,257
Financing income (expenses), net	(1,996)	658	1,212
Net loss and comprehensive loss	$ (9,114)	$ (6,196)	$ (12,340)
Basic and diluted net loss per share (in Dollars per share)	$ (0.77)	$ (0.55)	$ (1.07)
Weighted average number of shares outstanding used in computing basic and diluted net loss per share (in Shares)	13,623,042	11,294,701	11,504,521